January 31, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	The Advisors’ Inner Circle Fund Post-Effective Amendment No. 322 (File No. 033-42484) and Amendment No. 323 (File No. 811-06400) to Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of our client, The Advisors’ Inner Circle Fund (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment No. 322 and, under the Investment Company Act of 1940, as amended, Amendment No. 323 (the “Filing”) to the Trust’s Registration Statement on Form N-1A. The Filing is made pursuant to Rule 485(a)(1) under the 1933 Act for the purposes of: (i) adding C Class Shares to the Westwood LargeCap Value Fund, Westwood Total Return Fund (formerly, Westwood Low Volatility Fund), Westwood High Income Fund (formerly, Westwood Short Duration High Yield Fund), Westwood Alternative Income Fund (formerly, Westwood Market Neutral Income Fund) and Westwood Flexible Income Fund (the “C Class Additions”); (ii) adding A Class Shares to the Westwood Total Return Fund, Westwood Alternative Income Fund and Westwood Flexible Income Fund (the “A Class Additions”); and (iii) adding Y Class Shares to the Westwood SmallCap Fund (the “Y Class Addition”), each a series of the Trust (each, a “Fund”). No other material changes are being made in the Filing.

In accordance with Investment Company Act Release No. 13768 (Feb. 15, 1984), we hereby request selective review of only those portions of the Filing relating to the Y Class Addition.

The portions of the Filing relating to the C Class Additions and A Class Additions were most recently reviewed by the Staff in a post-effective amendment to the Trust’s registration statement on Form N-1A filed pursuant to Rule 485(a) under the 1933 Act with respect to the Westwood SmallCap Fund and Westwood Income Opportunity Fund on July 1, 2019 (SEC Accession No. 0001398344-19-011406) (the “July 2019 Filing”). Additionally, each Fund’s principal investment strategies disclosure and, as applicable, related performance disclosure is substantially the same as that included in the post-effective amendment to the Trust’s registration statement with respect to the Fund most recently fully reviewed by the U.S. Securities and Exchange Commission Staff (“SEC”) Staff, as identified in Exhibit A (together with the July 2019 Filing, the “Prior Filings”), except with respect to changes made in response to SEC Staff comments on the Prior Filings and a change made to the Westwood SmallCap Fund’s definition of small-cap companies in a supplement to the Fund’s prospectus and statement of additional information dated August 25, 2017 (SEC Accession No. 0001135428-17-000724), and substantially all of the disclosures in the Filing that differ from those in the Prior Filings, other than the disclosures relating to the Y Class Addition, have been reviewed by the SEC Staff in connection with other filings made by the Trust, The Advisors’ Inner Circle Fund II and The Advisors’ Inner Circle Fund III.

If you have any questions regarding the Filing, please contact the undersigned at 215.963.4660.

Very truly yours,

/s/ Christine M. Nassauer

Christine M. Nassauer

Morgan, Lewis & Bockius llp 1701 Market Street Philadelphia, PA 19103-2921 United States	+1.215.963.5000 +1.215.963.5001

EXHIBIT A

Westwood Alternative Income Fund

The Staff most recently fully reviewed a post-effective amendment to the Fund’s registration statement on Form N-1A filed pursuant to Rule 485(a) under the 1933 Act with respect to the Fund on August 29, 2019 (SEC Accession No. 0001398344-19-015772).

Westwood Flexible Income Fund

The Staff most recently fully reviewed a post-effective amendment to the Fund’s registration statement on Form N-1A filed pursuant to Rule 485(a) under the 1933 Act with respect to the Fund on October 5, 2018 (SEC Accession No. 0001398344-18-014578).

Westwood High Income Fund

The Staff most recently fully reviewed a post-effective amendment to the Fund’s registration statement on Form N-1A filed pursuant to Rule 485(a) under the 1933 Act with respect to the Fund on August 29, 2019 (SEC Accession No. 0001398344-19-015772).

Westwood LargeCap Value Fund

The Staff most recently fully reviewed a post-effective amendment to the Fund’s registration statement on Form N-1A filed pursuant to Rule 485(a) under the 1933 Act with respect to the Fund on December 18, 2009 (SEC Accession No. 0001135428-09-000641).

Westwood SmallCap Fund

The Staff most recently fully reviewed a post-effective amendment to the Fund’s registration statement on Form N-1A filed pursuant to Rule 485(a) under the 1933 Act with respect to the Fund on December 18, 2009 (SEC Accession No. 0001135428-09-000641).

Westwood Total Return Fund

The Staff most recently fully reviewed a post-effective amendment to the Fund’s registration statement on Form N-1A filed pursuant to Rule 485(a) under the 1933 Act with respect to the Fund on August 29, 2019 (SEC Accession No. 0001398344-19-015772).